SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	Dec. 31, 2023
Computer hardware and software
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	5 years
Gondolas
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIVES	3 years